Restructuring costs (Tables)	12 Months Ended
Dec. 31, 2020
Bio Ventus LLC [Member]
Restructuring Cost and Reserve [Line Items]
Summary of restructuring charges and payments
The Company’s restructuring charges and payments for all plans are comprised of the following:

	Employee severance and temporary labor costs	Other charges	Total
Balance at December 31, 2018	$997	$206	$1,203
Expenses incurred	491	84	575
Payments made	(1,488)	(290)	(1,778)
Balance at December 31, 2019	—	—	—
Expenses incurred	408	155	563
Payments made	(242)	(74)	(316)

Balance at December 31, 2020	$166	$81	$247